Investment Objectives and Goals	Dec. 31, 2025
BRAMSHILL MULTI-STRATEGY INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Bramshill Multi-Strategy Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Bramshill Multi-Strategy Income Fund (the “Fund”) is to seek total return with an emphasis on providing current income.
GRAMERCY EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Gramercy Emerging Markets Debt Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Gramercy Emerging Markets Debt Fund (the “Fund”) is to seek long-term capital appreciation.
ROBINSON OPPORTUNISTIC INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Robinson Opportunistic Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Robinson Opportunistic Income Fund (the “Fund”) is to seek total return with an emphasis on providing current income.
ROBINSON TAX ADVANTAGED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Robinson Tax Advantaged Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Robinson Tax Advantaged Income Fund (the “Fund”) is to seek total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.